STOCKHOLDERS' DEFICIT - Warrants (Details) - BURTECH ACQUISITION CORP [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024 d Days Day $ / shares shares	Dec. 31, 2023 item Day $ / shares shares
STOCKHOLDERS' DEFICIT
Number of shares per warrant | shares	1	1
Share price trigger used to measure dilution of warrant	$ 11.5	$ 11.5
Threshold trading days for calculating Market Value	20	20
Warrants
STOCKHOLDERS' DEFICIT
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 9.2	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.2	$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
STOCKHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18	$ 18
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Public Warrants
STOCKHOLDERS' DEFICIT
Public Warrants expiration term	5 years	5 years
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
STOCKHOLDERS' DEFICIT
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18	$ 18
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | Day	30	30
Threshold number of business days before sending notice of redemption to warrant holders	3	3
Minimum threshold written notice period for redemption of public warrants	30 days	30 days